Income taxes	6 Months Ended
Sep. 30, 2022
Income taxes
11. Income taxes
The following table presents the components of Income tax expense (benefit) for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Current tax expense	67,822	67,244
Deferred tax expense (benefit)	(28,200)	(239,149)

Total income tax expense (benefit)	39,622	(171,905)

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2021 and 2022. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2021	2022

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	926	(3,413)
Less: reclassification adjustments	(213)	(2,018)

Total	713	(5,431)

Defined benefit plan adjustments:
Unrealized gains (losses)	(2,144)	1,381
Less: reclassification adjustments	(3,875)	(3,940)

Total	(6,019)	(2,559)

Own credit risk adjustments:
Unrealized gains (losses)	(2,638)	1,368
Less: reclassification adjustments	219	192

Total	(2,419)	1,560

Total tax effect before allocation to noncontrolling interests	(7,725)	(6,430)

The statutory tax rates were both
30.62
% as of September
30
,
2021
and
2022
. The effective tax rates,
10.34
% and
30.55
% for the six months ended September 30, 2021 and 2022, respectively, differed from the statutory tax rates. The significant difference of the tax rate for the six months ended September 30, 2021 resulted mainly from the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy, and was partially offset by an increase in the valuation allowance. The difference of the tax rates for the six months ended September 30, 2022 was immaterial.
At September 30, 2022, the MHFG Group had net operating loss carryforwards totaling ¥571 billion.

The
 total amount of unrecognized tax benefits was ¥
6,567
million at September 30, 2022, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and p en
alties accrued relating to unrecognized tax benefits as Income tax expense.
An immaterial portion of unrecognized tax benefits at March 31, 2022 was resolved in the six months period ended September 30, 2022. The amount of additional unrecognized tax benefits for the period was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.